091-18211

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RECEIVED
2015 JAN 13 AM 7:19
SEC / TM

SEC Mail Processing Section
JAN 12 2015
Washington DC

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

15000029

Part I — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
NYSE Arca, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Open-end Management Investment Company

3. Class of New Derivative Securities Product:
Investment Company Units

4. Name of Underlying Instrument:
FTSE Emerging Diversified Factor Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
Broad

6. Ticker Symbol(s) of New Derivative Securities Product:
JPEM

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
BSE India, Karachi, Hong Kong, Sao Paulo, Dubai, Istanbul, MICEX, Shenzhen, Mexico, JSE, Egypt, Taiwan, Indonesia, London, Abu Dhabi, Warsaw, Colombia, Santiago, Thailand, Gretai, Philippines, Prague

8. Settlement Methodology of New Derivative Securities Product:
Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):
Not applicable.

Part II — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Martha Redding

Title:
Vice President

Telephone Number:
(212) 656-2838

Manual Signature of Official Responsible for Form:

January 8, 2015

Act	Securities Exchange Act 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JAN 13 2015

SEC 2449 (1/99)

Martha Redding
Chief Counsel
Assistant Corporate Secretary

New York Stock Exchange
11 Wall Street
New York, NY 10005
T + 1 212 656 2838
F + 1 212 656 8101
mredding@nyx.com

NYSE

RECEIVED
2015 JAN 13 AM 7: 19
SEC / TM

SEC
Mail Processing
Section
JAN 12 2015
Washington DC
404

January 8, 2014

Via Overnight Mail

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Trading and Markets
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: 19b-4(e) – JPMorgan Diversified Return Emerging Markets Equity ETF

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the securities listed below.

JPMorgan Diversified Return Emerging Markets Equity ETF (JPEM)

If you have any questions, please do not hesitate to call me at (212) 656-2938.

Sincerely,

Enclosures

Act	Securities Exchange Act of 1934
Public Availability:	JAN 12 2015